DERIVATIVE LIABILITY (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Opening balance
Derivative financial liability arising from convertible note	77,000
Fair value adjustment to derivative liability	36,074
Closing balance	113,074
QPAGOS Corporation - Wholly Owned Subsidiary [Member]
Opening balance
Derivative financial liability arising from convertible note
Fair value adjustment to derivative liability
Closing balance